Other Assets	12 Months Ended
Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets

8. OTHER ASSETS

Other assets include prepaid amounts related to clinical trials that will not be utilized in the next 12 months and deposits paid for office space in accordance with the terms of the operating lease agreements.